Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

Note 16. Subsequent Events

In preparing the financial statements as of December 31, 2016 and for the year then ended, the Company has evaluated subsequent events for recognition and measurement purposes through June 26, 2017, the date the independent auditors' report was originally issued and the audited annual financial statements were available for issuance. After the original issuance of the financial statements and through May 14, 2018, the Company has evaluated subsequent events or transactions that have occurred that may require disclosure in the accompanying financial statements. The Company has concluded that no events or transactions have occurred subsequent to December 31, 2016 that require disclosure.

In January 2018, the Company entered into a collaboration agreement with CureVac AG, to jointly discover, develop and commercialize mRNA therapeutics.

In February 2018, the Company appointed Mark Herbert as Interim President upon the termination of Joseph E. Payne as President and Chief Executive Officer (See Note 15 Litigation). Additionally, the Company appointed Dr. Christine Esau as Vice President of Research and Development, while announcing the stepping down of Dr. Chivukula as Chief Scientific Officer and Chief Operating Officer and will serve as a Scientific Advisor of the Company. In connection with Dr. Chivukula’s resignation, the Company entered into an agreement providing for cash payment of $335,000 and accelerated vesting of 183,137 Ordinary Shares. The agreement also provided for an additional $100,000 payment to be made for scientific advisory services to be provided for a period of six months following the separation date.